Property and equipment, Cost model (Details) $ in Thousands	Dec. 31, 2024 MXN ($) Vessel	Dec. 31, 2023 MXN ($) Vessel
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 1,036,544	$ 1,046,481
Revaluation surplus, before taxes	$ 712,333	$ 724,281
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member]
Guarantees [Abstract]
Number of vessels pledged as guarantee | Vessel	1	1
Lands [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 847,745	$ 847,745
Properties [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 188,799	$ 198,736